Income Taxes (Narrative) (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Reconciliation Of Statutory Federal Tax Rate [Line Items]
Tax receivable, federal and state income taxes	$ 7,830,000	$ 21,580,000
Income tax rate reconciliation, federal statutory income tax rate		35.00%
Retained earnings of prior period	$ 21,864,000	$ 21,864,000